Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following (in millions):

	December 31,
	2012	2011
Senior Notes,
$450.0 million 5.000% notes due August 14, 2014	$450.0	$450.0
$1,200.0 million 1.875% notes due October 1, 2017	1,200.0	—
$400.0 million 6.125% notes due August 14, 2019	400.0	400.0
$1,700.0 million 3.250% notes due October 1, 2022	1,700.0	—
$1,000.0 million 4.625% notes due October 1, 2042	1,000.0	—
Less: Unamortized discount	(35.1)	(1.7)

Senior Notes, net	4,714.9	848.3

Term Loan Credit Agreement	1,700.0	—
Mandatorily Redeemable Preferred Stock	—	183.2
Other, including capital leases	18.4	1.5

Total debt	6,433.3	1,033.0
Less: Current portion	176.2	184.5

Total long-term debt	$6,257.1	$848.5

Schedule of Annual Debt Maturities	At December 31, 2012, annual debt maturities were as follows (in millions):

2013	170
2014	620
2015	170
2016	170
2017	2,220
2018 and after	3,100

Summary of Future Minimum Lease Payments under Capital and Operating Leases
The future minimum lease payments under both capital and operating leases that have remaining terms in excess of one year are:

	Capital	Operating
2013	$7.9	$38.1
2014	7.8	32.1
2015	2.3	26.9
2016	1.4	17.6
2017	0.6	13.0
Thereafter	1.4	56.2

Total minimum lease payments	21.4	183.9

Less: amount representing interest	(3.0)

Present value of net minimum lease payments	$18.4

Summary of Assets Recorded under Capital Leases	The assets recorded under capital leases as of December 31, 2012 are:

Machinery & Equipment	$7.9
Furniture & Fixtures	0.8
Building & Improvements	0.5
Land	6.5

Total	$15.7